March 5, 2026

Document Control

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re: Capital Group Completion Fund Series

File Nos. 333-278929 and 811-23959

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 27, 2026 of Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Courtney R. Taylor

Courtney R. Taylor

Secretary